COMMITMENTS - Additional Information (Details) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 30, 2019	Feb. 28, 2014	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Contractual Obligations
Product development and relocation grant			$ 0	$ 229,201	$ 5,192,799
Advisory contract, notice period for termination	30 days
Advisory contract, maximum period to exercise right of first refusal as lead agent	12 months
Cancer Prevention Research Institute Of Texas
Contractual Obligations
Maximum eligibility for product development and relocation grant		$ 12,000,000
Eligibility period for product development and relocation grant		3 years
Percentage of funding raise to release CPRIT monies		50.00%
Cancer Prevention Research Institute Of Texas | First two tranches
Contractual Obligations
Product development and relocation grant						$ 6,578,000
Threshold limit for aggregate royalty payments						$ 24,000,000
Royalty rate on revenues for CPRIT royalty under threshold						4.00%
Royalty rate on revenues for CPRIT royalty after threshold						2.00%
Cancer Prevention Research Institute Of Texas | Third And Final Tranche
Contractual Obligations
Product development and relocation grant					5,192,799
Third tranche of product development and relocation grant					$ 5,422,000
Remaining balance expected to be received after completion of grant term			$ 229,201	$ 229,201